NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Debt Covenants) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Amount at which a failure to pay results in repayment acceleration	$ 100
Amount of principal to be accelerated upon default	400
Amount of judgment which will cause a default	$ 400
Revolving Credit Facility | Five Year Competitive Advance and Revolving Credit Facility
Debt Instrument [Line Items]
Ratio of total indebtedness to total capitalization	0.65
Aggregate amount outstanding to trigger indebtedness to total capitalization covenant	$ 500